UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/PETER W. MAY           New York, New York              11/13/07
       ------------------------   ------------------------------  --------
          [Signature]             [City, State]                   [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE.  (Check  here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      5
                                               -------------

Form 13F Information Table Entry Total:                 6
                                               -------------

Form 13F Information Table Value Total:         $ 441,146
                                              -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number        Name


     01     28-11639                    Nelson Peltz

     02     28-11640                    Peter W. May

     03     28-11641                    Edward P. Garden

     04     28-06499                    Sandell Asset Management Corp.

     05     28-12039                    Trian Fund Management, L.P.










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                                               FORM 13F INFORMATION TABLE
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




COLUMN 1. . . . .  COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6       COLUMN 7          COLUMN 8
-----------------  --------  ---------  ---------  -----------------       ----------     --------     --------------------

      .. . . . .   TITLE                 VALUE      SHARES/ or SH/PUT       INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER. . .OF CLASS     CUSIP    (x$1000)     PRN AMT /PRN CALL     DISCRETION   MANAGERS     SOLE   SHARED   NONE
-----------------  --------  ---------  ---------  -----------------        ----------     --------   --------------------
Wendy's Intl Inc.  COM       950590109     8,774      251,320     SH         1,2,3,5      Defined           251,320

Wendy's Intl Inc.  COM       950590109   136,708    3,916,013     SH         1,2,3,4,5    Other           3,916,013

H.J. Heinz Co.. .  COM       423074103    21,873      473,440     SH         1,2,3,5      Defined           473,440

H.J. Heinz Co.. .  COM       423074103   248,621    5,381,400     SH         1,2,3,4,5    Other           5,381,400

Chemtura Corp.. .  COM       163893100     4,903      551,531     SH         1,2,3,5      Defined           551,531

Tiffany & Co. NEW  COM       886547108    20,267      387,153     SH         1,2,3,5      Defined           387,153



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